INVENTORY AND SPARE PARTS (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORY AND SPARE PARTS
Schedule of inventory and spare parts

	December 31,
	2012	2011
Handsets and accessories	$238,043	$223,764
Spare parts for telecommunication equipment	23,528	28,533
SIM cards and prepaid phone cards	5,475	10,445
Advertising materials	34	1,320
Other materials	15,593	27,013

Total inventory and spare parts	$282,673	$291,075